SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 12,651		$ 12,651		$ 16,943
Estimated Fair Value	12,816		12,816		16,731
Deposit / (Withdraw)			(4,249)
Dividends, Interest and Income			169
Gross Unrealized Gains / (Losses)	91	$ (9)	165	$ 3
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	12,552		12,552		16,840
Estimated Fair Value	12,717		12,717		16,628
Deposit / (Withdraw)			(4,245)
Dividends, Interest and Income			169
Gross Unrealized Gains / (Losses)			165
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	99		99		103
Estimated Fair Value	$ 99		99		$ 103
Deposit / (Withdraw)			(4)
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)